CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (219)	$ 669	$ 496
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	91	313	512
Amortization of convertible notes premium, discounts and beneficial conversion feature	(15)	(13)	(13)
Accrued severance pay, net	(31)	17	(121)
Stock based compensation related to directors and employees	102	95	156
Stock based compensation related to shares to consultants	0	39	0
Interest expenses paid in shares	36	72	0
Increase in other assets	(5)	0	0
Decrease (increase) in trade receivables, net and unbilled receivables	84	(512)	248
Decrease (increase) in other accounts receivable and prepaid expenses	86	(63)	20
Increase (decrease) in trade payables	356	(145)	(200)
Increase (decrease) in long-term and short-term deferred revenues, net	(913)	39	(714)
Increase (decrease) in other accounts payable and accrued expenses	603	(186)	48
Increase in long-term deferred rent payables	82	0	0
Gain from disposal of subsidiaries	(122)	0	0
Net cash provided by operating activities	135	325	432
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(83)	(100)	(7)
Long-term receivable	(192)	0	0
Net cash used in investing activities	(275)	(100)	(7)
CASH FLOWS FROM FINANCING ACTIVITIES:
Short-term bank credit	186	(92)	100
Restricted cash	(140)	0	0
Repayment of long-term loan	(500)	(450)	(450)
Proceeds from issuance of share capital	50	0	0
Proceeds from long-term loan	550	250	0
Net cash provided by (used in) financing activities	146	(292)	(350)
EFFECT OF EXCHANGE RATE CHANGES ON CASH	1	8	(62)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	7	(59)	13
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF YEAR	97	156	143
CASH AND CASH EQUIVALENTS AT THE END OF YEAR	104	97	156
Supplemental disclosure of cash flow activities:
Interest	136	103	113
Income tax	28	79	27
Supplemental disclosure of non-cash investing and financing activities:
Refinancing of short-term bank debt on a long-term basis	360	0	0
Conversion to shares of accrued interest expenses, waivers and deferred charges related to the convertible debt and note	$ 36	$ 72	$ 0